Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Liabilities
LIABILITIES
Accrued liabilities consisted of the following:

	December 31, 2014	December 31, 2013
	(in millions)
Payroll-related obligations	$243	$258
Employee benefits, including current pension obligations	127	126
Income and other taxes payable	259	277
Warranty obligations (Note 9)	64	66
Restructuring (Note 10)	80	89
Customer deposits	34	38
Deferred income taxes (Note 14)	8	1
Derivative financial instruments (Note 17)	64	16
Accrued interest	30	24
Other	312	293
Total	$1,221	$1,188

Other long-term liabilities consisted of the following:

	December 31, 2014	December 31, 2013
	(in millions)
Environmental (Note 13)	$4	$4
Extended disability benefits	11	10
Warranty obligations (Note 9)	82	94
Restructuring (Note 10)	17	45
Payroll-related obligations	10	12
Accrued income taxes	29	34
Deferred income taxes (Note 14)	162	139
Derivative financial instruments (Note 17)	40	6
Other	35	32
Total	$390	$376